Note 22 - HMN Financial, Inc. Financial Information (Parent Company Only) (Details) - Condensed Financial Statements for the Parent Company Only (Parentheticals) - shares	Dec. 31, 2015	Dec. 31, 2014
Condensed Financial Statements, Captions [Line Items]
Treasury stock, shares	4,645,769	4,658,323
Parent Company [Member]
Condensed Financial Statements, Captions [Line Items]
Treasury stock, shares	4,645,769	4,658,323